Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 11,858	$ 14,380
FHA insured/VA guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	10,883	13,373
Student Loans guaranteed under FFELP [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	3	26
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	908	867
Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	972	981
Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	64	114
Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	28	97
Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	36	13
Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	4
Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	908	867
Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	175	224
Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	56	65
Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	452	397
Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	112	79
Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	113	102
Financing Receivable Acquired With Deteriorated Credit Quality [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 2,000	$ 2,900